FINANCIAL RISK MANAGEMENT - Translation exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Canada, Dollars
FINANCIAL RISK MANAGEMENT
Impact of 10% change in foreign exchange rates	$ 21.3	$ 21.0
Mexico, Pesos
FINANCIAL RISK MANAGEMENT
Impact of 10% change in foreign exchange rates	$ 0.9	$ 1.8